Consolidated Statement of Changes in Shareholders' Equity (Parenthetical) € in Millions, $ in Millions	1 Months Ended		12 Months Ended
	Nov. 30, 2017 EUR (€)	Apr. 30, 2017 EUR (€)	Dec. 31, 2017 EUR (€)	Dec. 31, 2017 USD ($)
Statement Of Changes In Equity [Abstract]
Proceeds from fund raising, net of transaction cost	€ 112	€ 65	€ 112	$ 130